23. Other Operating Income and Expenses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Other Income and Expenses [Abstract]
BOLI income	$ 445	$ 459
Sale of Fixed Assets	382	0
Other Contracted Services	615	743
Bank Franchise Taxes	300	200
FDIC Insurance Costs	1,320	1,330
Software Licensing / Maintenance	656	736
Postage and Freight	342	299
Legal	$ 389	$ 337